Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Income tax recognized in profit or loss

	Year ended December 31,
	2022	2021	2020

	(Euro, in thousands)
Continuing operations
Current tax	€(4,071)	€(2,020)	€(1,069)
Deferred tax	1,227	(404)	(157)
Income taxes	€(2,844)	€(2,423)	€(1,226)

Tax Liabilities

	December 31,
	2022	2021	2020

	(Euro, in thousands)
Current tax payable	€1,022	€1,782	€1,248
Total tax liabilities	€1,022	€1,782	€1,248

Tax reconciled to the accounting result

	Year ended December 31,
	2022	2021	2020

	(Euro, in thousands)

Loss before tax	€(215,147)	€(122,999)	€(309,775)
Income tax debit/credit (-), calculated using the Belgian statutory tax rate on the accounting income/loss (-) before tax (theoretical)	(53,787)	(30,750)	(77,444)
Tax expenses in statement of operations (effective)	2,844	2,423	1,226
Difference in tax expense/income to explain	€56,631	€33,173	€78,670

Effect of tax rates in other jurisdictions	€(337)	€(582)	€184
Effect of non-taxable revenues	(7,642)	(9,413)	(10,196)
Effect of share based payment expenses without tax impact	22,127	17,682	19,990
Effect of expenses/income (-) not subject to tax	(146)	(907)	(639)
Effect of non tax-deductible expenses	3,224	3,812	1,053
Effect of recognition of previously non-recognized deferred tax assets	(1,677)	(1,411)	(475)
Effect of tax losses (utilized) reversed	—	(404)	(150)
Effect of under or over provision in prior periods	1,101	(840)	(25)
Effect of non-recognition of deferred tax assets	38,104	25,613	69,141
Effect of derecognition of previously recognized deferred tax assets	1,877	135	157
Effect of use of investment deduction	—	(512)	(370)
Total explanations	€56,631	€33,173	€78,670